Fair Value - Valuation Technique and Inputs (Details) $ in Thousands	Dec. 31, 2022 USD ($) $ / ft²	Dec. 31, 2021 USD ($) $ / ft²
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 13,021,914	$ 14,071,274
Short-term investments, at fair value (amortized cost: 2021, $nil; 2020, $nil)	523,510	205,146
Other invested assets carried at fair value	3,117,861	3,317,260
Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	64,677	111,945
Short-term investments, at fair value (amortized cost: 2021, $nil; 2020, $nil)	6,907	0
Other invested assets carried at fair value	833,668	874,324
Real estate company investment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	491,602	560,687	[1]
Real estate company investment | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	491,602	560,687	[1]
U.S. states, territories and municipalities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	58,873	108,059
U.S. states, territories and municipalities | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	48,747	95,181
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 48,747	$ 95,181
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.027	0.025
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.036	2.545
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.034	0.143
Short-term investments | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments, at fair value (amortized cost: 2021, $nil; 2020, $nil)	$ 6,907
Short-term investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input	0.025
Short-term investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input	0.025
Short-term investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-Term Investments Measurement Input	0.025
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 6,657	$ 5,663
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.057	0.017
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.057	0.017
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.057	0.017
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 1,791
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.1
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 188	$ 403
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 6,008	$ 8,832
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.006	0.035
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.006	0.035
Other invested assets | Fund investments | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.006	0.035
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Income Capitalization And Comparable Method Valuation Techniques
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 491,602	$ 560,687
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Estimated Rental Value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	84	92
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Estimated Rental Value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	90	100
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Estimated Rental Value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	87	96
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Reversionary Yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.046	0.044
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Reversionary Yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.053	0.049
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Reversionary Yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.049	0.047
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Net Initial Yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.022	0.022
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Net Initial Yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.046	0.045
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation, Income Approach | Measurement Input Net Initial Yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.039	0.039
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation Technique Comparable Method | Measurement Input, Appraised Value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	1,617	1,763
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation Technique Comparable Method | Measurement Input, Appraised Value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	5,459	5,916
Other invested assets | Real estate company investment | Significant unobservable inputs (Level 3) | Valuation Technique Comparable Method | Measurement Input, Appraised Value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input | $ / ft²	4,836	5,222
Derivative liabilities | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ (926)
Derivative liabilities | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.024
Derivative liabilities | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.413
Derivative liabilities | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input		0.365

[1]	A certain investment previously disclosed as equity method and excluded from the fair value table is now included and presented as a Level 3 investment in order to align the disclosure with the valuation methodology used by the Company. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. This revision is not considered to be material to previously issued financial statements. Accordingly, no changes were made to the prior period Consolidated Balance Sheet or Consolidated Statements of Operations.